Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Summary of Operating Segments
The following is the Company’s operating segment information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$2,040.2	$1,816.4	$1,676.9
Asia Pacific Fiber Cement	458.2	418.4	446.8
Europe Building Products	410.3	371.4	368.3
Other Businesses	—	0.6	14.6
Worldwide total	$2,908.7	$2,606.8	$2,506.6

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$585.5	$429.3	$382.5
Asia Pacific Fiber Cement	124.8	58.5	99.8
Europe Building Products	37.6	11.2	10.0
Other Businesses	—	—	(30.9)
Research and Development	(28.9)	(27.0)	(29.0)
Segments total	719.0	472.0	432.4
General Corporate	(246.2)	(129.5)	(80.8)
Total operating income	472.8	342.5	351.6

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$89.1	$88.7	$80.2
Asia Pacific Fiber Cement	13.9	12.7	12.8
Europe Building Products	28.0	25.6	18.7
Other Businesses	—	0.2	2.3
General Corporate	2.8	3.2	4.3
Research and Development	1.2	1.1	1.1
Total	$135.0	$131.5	$119.4

	Total Identifiable Assets 31 March
(Millions of US dollars)	2021	2020
North America Fiber Cement	$1,273.9	$1,320.0
Asia Pacific Fiber Cement	371.0	314.3
Europe Building Products	762.1	748.5
Research and Development	10.3	8.6
Segments total	2,417.3	2,391.4
General Corporate [1]	1,671.7	1,636.9
Worldwide total	$4,089.0	$4,028.3

Summary of Geographical Information
The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America [2]	$2,040.2	$1,817.0	$1,691.5
Australia	321.9	290.4	315.1
Germany	143.0	135.7	137.1
New Zealand	81.9	72.2	79.1
Other Countries [3]	321.7	291.5	283.8
Worldwide total	$2,908.7	$2,606.8	$2,506.6

		Total Identifiable Assets 31 March
(Millions of US dollars)		2021	2020
North America [2]		$1,279.4	$1,324.8
Australia		256.7	220.0
Germany		527.6	519.3
New Zealand		46.3	32.4
Other Countries [3]		307.3	294.9
Segments total		2,417.3	2,391.4
General Corporate [1]		1,671.7	1,636.9
Worldwide total		$4,089.0	$4,028.3
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1.Included in General Corporate are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes and Asbestos-related assets.
2.The amounts disclosed for North America are substantially all related to the USA.
3.Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Switzerland and other European countries.

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$5.6	$5.3	$6.5
Asia Pacific Fiber Cement	1.1	1.8	2.1
Europe Building Products	1.6	1.7	2.6
Research and Development	26.0	24.0	26.7
	$34.3	$32.8	$37.9
The following represents the Asset impairments by segment for the fiscal year ended 31 March 2020:

(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	General Corporate	Total
Property, plant and equipment [1]	$41.2	$15.0	$5.5	$—	$61.7
Right-of-use assets [2]	—	11.2	—	—	11.2
Intangible assets	—	—	—	1.4	1.4
Inventories [3]	—	2.9	—	—	2.9
Goodwill	—	0.2	—	—	0.2
Asset Retirement Obligations [4]	—	5.8	—	—	5.8
Other	—	1.2	—	—	1.2
	$41.2	$36.3	$5.5	$1.4	$84.4
[1] Excludes US$2.8 million of impairment charges in North America Fiber Cement segment on individual assets that were included in Cost of goods sold. Refer to Note 7 for further details.
[2] Relates to the closure of the Penrose, New Zealand plant
[3] The US$2.9 million charge primarily relates to the estimated costs associated with pallets and raw materials, with the closing of the New Zealand plant and exit of James Hardie Systems.
[4] The total Asset Retirement Obligation balance at 31 March 2020 of US$8.0 million is recorded in the Asia Pacific Fiber Cement segment in Other liabilities - non-current and relates to the New Zealand plant. This balance is inclusive of the impairment amount above.

Summary of Gross Sales by Major Customers	The following is net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2021		2020		2019
Customer A	$347.3	12.0%	$306.0	12.0%	$260.5	10.4%